Derivative Financial Instruments	12 Months Ended
Jun. 30, 2024
Derivative Financial Instruments [Abstract]
Derivative financial instruments

7. Derivative financial instruments

	2024
	Book Value			Volume / Position
Derivative instruments	Assets	Liabilities	Net	Assets	Liabilities	Net	Unit
Options	1,192	(17,654)	(16,462)	23,800	(44,100)	(20,300)	US$
NDF	1,100	(21,478)	(20,378)	17,000	(66,160)	(49,160)	US$
Dóllar - Acumulator	1,433	(27,737)	(26,304)	2,000	(40,000)	(38,000)	U$$

Swap	6,020	(9,543)	(3,523)	300,000,000	(300,000,000)	-	R$

Soybean - Options Put	10,561	-	10,561	891,268	-	891,268	scs.
Soybean - Options Call	-	(2,794)	(2,794)	-	(1,782,536)	(1,782,536)	scs.
Soybean - Future	526	-	526	167,821	(2,118,178)	(1,950,357)	scs.
Soybean - Accumulator	2,295	-	2,295	-	(458,107)	(458,107)	scs.

Corn - Options Call	-	(93)	(93)	-	(145,937)	(145,937)	scs.
Corn - Options Put	866	-	866	145,937	-	145,937	scs.
Corn - Future	996	(221)	775	583,650	(733,050)	(149,400)	scs.
Corn - Acumulator	651	-	651	-	(181,429)	(181,429)	scs.

Cotton - Accumulator	3,244	-	3,244	-	(8,813,700)	(8,813,700)	lbs.
Cotton - Options Call	-	(980)	(980)	-	(7,450,000)	(7,450,000)	lbs.
Cotton - Options Put	590	(254)	336	1,100,000	(1,100,000)	-	lbs.
Cotton - Future	903	(1,204)	(301)	1,000,000	(8,350,000)	(7,350,000)	lbs.

Beef cattle - Future	-	-	-	-	(6,600)	(6,600)	@

Ethanol - Options Call	-	(3,008)	(3,008)	-	(9,000)	(9,000)	m^3
Ethanol - Future	-	(1,911)	(1,911)	-	(16,920)	(16,920)	m^3

ATR - Future	-	(191)	(191)	-	(1,500,000)	(1,500,000)	kg

Deposited margin	8,098	-	8,098	-	-	-	-
Total Derivative Risks	38,475	(87,068)	(48,593)

Total Current	31,718	(69,190)
Total Noncurrent	6,757	(17,878)

Result in June 30, 2024 (Note 26)
Realized	99,909	(41,950)
Nonrealized	48,288	(130,888)

	2023
	Book Value			Volume / Position
Derivative instruments	Assets	Liabilities	Net	Assets	Liabilities	Net	Unit
Options	4,950	(3)	4,947	14,786	(27,786)	(13,000)	US$
NDF	31,829	(2,271)	29,558	8,000	(77,405)	(69,405)	US$

Swap	5,009	(104)	4,905	149,810	(149,810)	-	R$

Soybean - Options Call	-	(3,681)	(3,681)	-	(249,464)	(249,464)	scs.
Soybean - Future	2,013	(3,137)	(1,124)	-	(1,632,775)	(1,632,775)	scs.
Soybean - Accumulator	-	(9,194)	(9,194)	-	(666,750)	(666,750)	scs.

Corn - Options Call	-	(904)	(904)	-	(362,857)	(362,857)	scs.
Corn - Future	740	-	740	928,800	(1,265,109)	(336,309)	scs.

Cotton - Accumulator	2,393	(538)	1,855	-	(12,843,250)	(12,843,250)	lbs.
Cotton - Future	1,087	(551)	536	3,150,000	(2,944,950)	205,050	lbs.

Beef cattle - Future	-	-	-	12,870	(12,870)	-	@

Ethanol - Options Call	-	(223)	(223)	-	(2,850)	(2,850)	m^3
Ethanol - Future	727	-	727	-	(2,850)	(2,850)	m^3

ATR - Future	-	(2,231)	(2,231)	-	(26,700,000)	(26,700,000)	kg

Deposited margin	35,099	-	35,099	-	-	-	-
Total Derivative Risks	83,847	(22,837)	61,010

Total Current	76,815	(22,006)
Total Noncurrent	7,032	(831)

Result in June 30, 2023 (Note 26)
Realized	108,969	(61,045)
Nonrealized	85,262	(50,772)

Derivatives by maturity:

Maturity	6/30/2024	6/30/2023
2023	-	55,874
2024	9,002	127
2025	35,541	-
2026	528	-
2028	(6,020)	5,009
2030	9,542	-
	48,593	61,010

The Company uses derivative financial instruments such as forward currency contracts and forward commodities contracts to hedge against currency risk and commodities prices, respectively.

The margin deposits in operations with derivatives refer to the so-called margins by counterparties in operations with derivative instruments.

The total fair value of a derivative is classified as non-current assets or liabilities if the remaining maturity of the derivative is over 12 months, and as current assets or liabilities if the remaining maturity of the derivative is less than 12 months.